Borrowings (Details) - JPY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Debt Instrument
Time deposits pledged as collateral	¥ 26,000,000	¥ 26,002,000
Short-term borrowings		400,000,000
Borrowings (Due through 2035 with weighted average interest rates of 1.12% as of December 31, 2022, due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021)	748,937,000	651,217,000
Current portion of borrowings	(99,168,000)	(500,415,000)
Borrowings, net of current portion	¥ 1,149,769,000	¥ 1,050,802,000
Weighted average interest rates	1.12%		0.66%
Japanese financial institutions unsecured bank loans | Minimum
Debt Instrument
Fixed interest rates	0.20%	0.21%
Japanese financial institutions unsecured bank loans | Maximum
Debt Instrument
Fixed interest rates	3.30%	3.30%
Convertible bonds
Debt Instrument
Fixed interest rates	5.00%
Corporate convertible bond	¥ 500,000,000	¥ 500,000,000
Number of shares granted	40
Value of one share option attached to each bond	¥ 12,500,000
Exercise price, per share	¥ 755